Acquired Intangible Assets and Goodwill - Intangible assets (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquired Intangible Assets and Goodwill
Acquired patents, Gross Carrying Amount	$ 3,212	$ 3,212
Acquired patents, Accumulated Amortization	(1,623)	(1,420)
Acquired patents, Net	$ 1,589	1,792
Acquired patents useful life	15 years
Amortization of intangible assets	$ 203	$ 253